Leases	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Leases
31.
Leases

The Company leases space for its corporate offices under renewed operating lease agreements for a term of three and five years, counted as of June 2021 and March 2022, and will end in September 2026. The monthly rent to pay was Ps.1,435. Base rent is subject to increases in accordance with the INPC and the CPI.

The expense in pesos for income amounted was Ps.12,641, Ps.17,057 and Ps.20,940, for December 31, 2021, 2022 and 2023, respectively.

In addition to the rent described above, the Company has entered into other contracts for the rental of other assets, the amounts of which are not material.

– Leases as lessor

a)
The Company receives payments from the leasing of spaces inside the commercial area of the airports, which have been classified as operating leases. The future minimum lease payments associated with such non-cancelable in Mexico leases is as follows:

	2021		2022		2023
Less than one year	Ps.	1,320,582	Ps.	1,478,921	Ps.	2,122,505
One to two years		914,749		902,437		1,607,033
Two to three years		594,693		526,668		1,041,070
Three to four years		368,601		138,238		724,253
Four to five years		58,594		57,803		190,564
More than five years		53,271		56,108		144,767
	Ps.	3,310,490	Ps.	3,160,175	Ps.	5,830,192

b)
Future minimum rental payments under non-cancelable leases in MBJA and PACKAL are as shown in the following table (in thousands of USD Dollars):

	2021		2022		2023
Less than one year	USD$	9,979	USD$	11,451	USD$	14,432
One to two years		8,029		10,129		13,974
Two to three years		7,394		9,341		12,835
Three to four years		7,253		9,044		4,302
Four to five years		6,514		6,021		157
More than five years		990		6,248		-
	USD$	40,159	USD$	52,234	USD$	45,700

During the years ended December 31, 2021, 2022 and 2023, the Company recognized income from leasing activities of Ps.2,804,718, Ps.3,857,886 and Ps.4,542,719, respectively, as part of the unregulated revenues in the consolidated statements of profit or loss and other comprehensive income.

Future minimum rentals do not include the contingent rentals that may be paid under certain commercial leases on the basis of a percentage of the lessee’s monthly revenues in excess of the monthly minimum guaranteed rent. Contingent rentals for the years ended December 31, 2021, 2022 and 2023 are disclosed under the caption “Revenues from sharing of commercial activities” in Note 20.